Concentration Risk (Details) - Schedule of Group’s Total Purchase	6 Months Ended			12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Supplier A [Member]
Percentage of the Group’s total purchase
Total purchase percentage	17.00%		12.00%		[1]		[1]	10.00%
Supplier B [Member]
Percentage of the Group’s total purchase
Total purchase percentage	13.00%		23.00%	24.00%		12.00%			[1]
Supplier C [Member]
Percentage of the Group’s total purchase
Total purchase percentage		[2]	18.00%	19.00%		11.00%			[1]
Supplier D [Member]
Percentage of the Group’s total purchase
Total purchase percentage				16.00%		10.00%			[1]

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%